Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2065 Fund
June 30, 2022
AFF65-NPRT1-0822
1.9895824.103
Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (a)	278,813	3,540,920
Fidelity Advisor Series Growth Opportunities Fund (a)	269,911	2,421,106
Fidelity Advisor Series Small Cap Fund (a)	145,323	1,550,596
Fidelity Series All-Sector Equity Fund (a)	159,807	1,422,284
Fidelity Series Commodity Strategy Fund (a)	169,834	820,300
Fidelity Series Large Cap Stock Fund (a)	334,066	5,468,658
Fidelity Series Large Cap Value Index Fund (a)	44,132	594,901
Fidelity Series Opportunistic Insights Fund (a)	220,447	3,227,347
Fidelity Series Small Cap Opportunities Fund (a)	163,160	1,843,708
Fidelity Series Stock Selector Large Cap Value Fund (a)	292,437	3,488,776
Fidelity Series Value Discovery Fund (a)	245,276	3,576,129
TOTAL DOMESTIC EQUITY FUNDS (Cost $32,692,753)		27,954,725

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	131,468	1,753,777
Fidelity Series Emerging Markets Fund (a)	101,907	839,712
Fidelity Series Emerging Markets Opportunities Fund (a)	462,196	7,561,526
Fidelity Series International Growth Fund (a)	300,532	4,204,446
Fidelity Series International Small Cap Fund (a)	74,261	1,113,913
Fidelity Series International Value Fund (a)	431,869	4,141,628
Fidelity Series Overseas Fund (a)	401,763	4,198,422
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $28,513,888)		23,813,424

Bond Funds - 7.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	6,517	56,050
Fidelity Series Emerging Markets Debt Fund (a)	10,428	75,918
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,051	25,323
Fidelity Series Floating Rate High Income Fund (a)	6,484	56,154
Fidelity Series International Credit Fund (a)	545	4,511
Fidelity Series Long-Term Treasury Bond Index Fund (a)	580,984	3,869,353
Fidelity Series Real Estate Income Fund (a)	18,869	195,291
TOTAL BOND FUNDS (Cost $4,893,404)		4,282,600

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $66,100,045)	56,050,749
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,666)
NET ASSETS - 100.0%	56,043,083

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	3,355,824	894,339	52,397	-	(15,934)	(640,912)	3,540,920
Fidelity Advisor Series Growth Opportunities Fund	2,301,541	841,092	4,179	-	(361)	(716,987)	2,421,106
Fidelity Advisor Series Small Cap Fund	1,522,962	344,585	19,484	-	(1,791)	(295,676)	1,550,596
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	54,273	11,368	3,602	-	(280)	(5,709)	56,050
Fidelity Series All-Sector Equity Fund	1,439,375	274,873	18,367	-	(2,479)	(271,118)	1,422,284
Fidelity Series Canada Fund	1,783,893	325,794	89,771	-	(2,884)	(263,255)	1,753,777
Fidelity Series Commodity Strategy Fund	811,258	207,503	155,798	-	6,747	(49,410)	820,300
Fidelity Series Emerging Markets Debt Fund	277,311	37,783	218,480	2,727	(36,291)	15,595	75,918
Fidelity Series Emerging Markets Debt Local Currency Fund	90,087	13,995	74,017	-	(11,849)	7,107	25,323
Fidelity Series Emerging Markets Fund	763,516	171,939	3,151	-	(357)	(92,235)	839,712
Fidelity Series Emerging Markets Opportunities Fund	7,010,387	1,495,595	103,793	-	(46,031)	(794,632)	7,561,526
Fidelity Series Floating Rate High Income Fund	54,236	11,107	5,918	624	(143)	(3,128)	56,154
Fidelity Series High Income Fund	328,328	31,547	345,788	2,891	(21,801)	7,714	-
Fidelity Series International Credit Fund	5,013	32	-	31	-	(534)	4,511
Fidelity Series International Growth Fund	4,073,578	960,663	133,052	-	(14,956)	(681,787)	4,204,446
Fidelity Series International Small Cap Fund	1,115,058	211,901	13,980	-	(3,665)	(195,401)	1,113,913
Fidelity Series International Value Fund	4,113,099	759,794	153,489	-	(7,456)	(570,320)	4,141,628
Fidelity Series Investment Grade Bond Fund	298,348	210,239	498,239	1,294	(11,115)	767	-
Fidelity Series Large Cap Stock Fund	5,279,380	1,161,552	169,745	-	(7,314)	(795,215)	5,468,658
Fidelity Series Large Cap Value Index Fund	571,497	109,156	9,578	-	107	(76,281)	594,901
Fidelity Series Long-Term Treasury Bond Index Fund	2,908,529	1,527,889	173,425	20,028	(46,465)	(347,175)	3,869,353
Fidelity Series Opportunistic Insights Fund	3,101,740	824,262	5,559	-	(362)	(692,734)	3,227,347
Fidelity Series Overseas Fund	4,095,435	983,355	108,157	-	(12,967)	(759,244)	4,198,422
Fidelity Series Real Estate Income Fund	195,074	39,964	21,513	2,848	(1,300)	(16,934)	195,291
Fidelity Series Small Cap Opportunities Fund	1,880,385	365,149	52,778	-	(26,425)	(322,623)	1,843,708
Fidelity Series Stock Selector Large Cap Value Fund	3,370,227	715,990	165,656	-	(4,584)	(427,201)	3,488,776
Fidelity Series Value Discovery Fund	3,432,621	682,076	212,643	-	(6,410)	(319,515)	3,576,129
	54,232,975	13,213,542	2,812,559	30,443	(276,366)	(8,306,843)	56,050,749

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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